Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of number and weighted average exercise prices (WAEP) of, and movements in, share options
The following table shows the number of stock options and the weighted average exercise price (“WAEP”) for the year and the movements for the years:

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Number of rights to buy	WAEP	Number of rights to buy	WAEP	Number of rights to buy	WAEP
At beginning of year	5,668,825	6.0	3,994,004	7.8	1,330,541	10.0
Granted during the year	3,455,284	2.9	1,711,307	2.1	2,704,003	6.7
Cancelled during the year	—	—	(36,486)	10.0	(40,540)	10.0
At end of year	9,124,109	4.9	5,668,825	6.0	3,994,004	7.8

Summary of valuation assumptions of stock option plan
The following table shows the inputs used for the plan for the year:

	2021	2020	2019

Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	34%	34%	40%
Risk–free interest rate (%)	1.4%	0.7%	2.5%
Expected life of share options (years)	10	10	5
Weighted average exercise price (US)	2.9	2.10	6.7
Model used	Black-Scholes	Black-Scholes	Black-Scholes

Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock
The following table shows the number of Series A shares and WAEP for the year and the movements during the year:

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
	Number of Series A shares	WAEP	Number of Series A shares	WAEP	Number of Series A shares	WAEP

At beginning of year	3,769,299	5.4	2,207,012	7.8	854,750	10.0
Granted during the year	1,993,039	2,9	1,581,037	2.1	1,356,762	6.7
Cancelled during the year	—	—	(18,750)	6.7	(4,500)	10.0
At end of year	5,762,338	4.5	3,769,299	5.4	2,207,012	7.8